Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financial Instruments (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets (Liabilities)
Cash and cash equivalents	¥ 2,284,557	¥ 2,041,170	¥ 1,718,297	¥ 1,679,200
Time deposits	149,321	180,207
Other receivables	420,708	351,182
Short-term borrowings	(5,048,188)	(4,830,820)
Level 3
Assets (Liabilities)
Total finance receivables, net	40,901	22,432
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	2,284,557	2,041,170
Time deposits	149,321	180,207
Total finance receivables, net	14,437,459	12,775,669
Other receivables	420,708	351,182
Short-term borrowings	(5,048,188)	(4,830,820)
Long-term debt including the current portion	(13,910,240)	(11,474,777)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	2,284,557	2,041,170
Time deposits	149,321	180,207
Total finance receivables, net	14,656,825	13,058,756
Other receivables	420,708	351,182
Short-term borrowings	(5,048,188)	(4,830,820)
Long-term debt including the current portion	(14,158,015)	(11,615,422)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	1,936,070	1,639,624
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	348,487	401,546
Time deposits	149,321	180,207
Short-term borrowings	(5,044,376)	(4,830,820)
Long-term debt including the current portion	(12,589,871)	(10,410,754)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	14,656,825	13,058,756
Other receivables	420,708	351,182
Short-term borrowings	(3,812)
Long-term debt including the current portion	¥ (1,568,144)	¥ (1,204,668)